                                                              CREDIT  ASSET
                                                              SUISSE  MANAGEMENT

CREDIT SUISSE FUNDS

Semiannual Report

CLASS A, B AND C SHARES
April 30, 2002
(Unaudited)

                                 - CREDIT SUISSE

                                HIGH INCOME FUND

More complete information about the Fund, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE HIGH INCOME FUND
PORTFOLIO MANAGER'S LETTER
April 30, 2002
--------------------------------------------------------------------------------
                                                                    May 28, 2002

Dear Shareholder:

     For the six months ended April 30, 2002, the Class A (without sales charge)(1), Class B (without contingent deferred sales charge)(1), and Class C (without contingent deferred sales charge)(1) shares of Credit Suisse High Income Fund(2) (the "Fund") had gains of 6.84%, 6.45%, and 6.58% vs. gains of 7.59% for the CSFB High Yield Index, Developed Countries Only(3) and 4.41% for the Lipper Open-End High Yield Bond Fund Index.(4)

     The period was a positive one for high-yield bonds. Investors deemed these securities to be generally attractive, given the group's relatively low valuations in the period (vs. valuations on high-quality bonds) combined with evidence of an economic rebound. Notably, the "Enron" worries that restrained high-quality corporate bonds late in early 2002 seemed of less concern in the high-yield market.

     The Fund outperformed its Lipper benchmark, aided by good showings from certain of the Fund's leisure, food processing and gaming holdings. However, the Fund lagged its CSFB benchmark. We attribute part of that underperformance to our smaller weightings in the airline and finance sectors, which fared well. That said, we continued to have general concerns regarding these industries' profitability. The Fund was also hindered somewhat by its underweighting in bonds rated CCC, which outperformed the broader market for high-yield debt.

     We remain cautiously optimistic about the prospects for the high yield market. We are generally optimistic regarding the macroeconomic outlook, and believe that any growth should benefit high yield in terms of quality and longer-term total return.

     At the same time, we see risks that suggest the appropriateness of caution. Primary among them are the rising price of oil, a wild card in the deck that could potentially halt the economy's rebound in its tracks and thus mar the outlook for the entire universe of high yield issuers; and the possibility that there may be additional Enron-type situations in which individual companies are revealed to have engaged in accounting or other practices deemed unethical and/or illegal.

     Our view persuades us to maintain a fairly defensive stance within the Fund. Compared to the Fund's CSFB benchmark, we intend to remain overweighted in the cable/media, gaming and energy industry sectors; and underweighted in the telecommunications, finance, utilities and airline sectors.

We will consider the adoption of a less defensive approach if macroeconomic data give us greater confidence that a recovery is well-supported and sustainable.


Richard J. Lindquist
Portfolio Manager


HIGH-YIELD BONDS ARE LOWER-QUALITY BONDS THAT ARE ALSO KNOWN AS "JUNK BONDS." SUCH BONDS ENTAIL GREATER RISK THAN THOSE FOUND IN HIGHER-RATED SECURITIES.

        SUMMARY OF TOTAL RETURNS - WITHOUT SALES CHARGE OR CDSC (4/30/02)
--------------------------------------------------------------------------------
                                         SINCE           INCEPTION
     CLASS            ONE YEAR         INCEPTION            DATE
    -------           --------         ---------         ---------
    Class A             3.16%             3.18%          3/08/1999
    Class B             2.15%             2.30%          3/08/1999
    Class C             2.28%             1.45%          2/28/2000

         SUMMARY OF TOTAL RETURNS - WITH SALES CHARGE OR CDSC (4/30/02)
--------------------------------------------------------------------------------
                                         SINCE           INCEPTION
     CLASS            ONE YEAR         INCEPTION            DATE
    -------           --------         ---------         ---------
    Class A             -1.70%            1.59%          3/08/1999
    Class B             -1.58%            2.06%          3/08/1999
    Class C              1.34%            1.45%          2/28/2000

     Class A shares have a maximum front-end sales charge of 4.75%.

     Class B and Class C shares have a maximum contingent deferred sales charge of 4.00% and 1.00%, respectively.

----------
(1) Total return for Class A shares for the reporting period, based on offering price (with sales charge) was 1.74%. Total return for Class B shares for the reporting period, based on redemption value (including contingent deferred sales charge) was 2.45%. Total return for Class C shares for the reporting period, based on redemption value (including contingent deferred sales charge) was 5.58%.

(2) Name changed from Credit Suisse Warburg Pincus High Income Fund effective December 12, 2001.

(3) The CSFB High Yield Index, Developed Countries Only is an unmanaged index (with no defined investment objective) of domestic high yield bonds and is compiled by Credit Suisse First Boston, an affiliate of the Fund's adviser. Name changed from CSFB Domestic + High Yield Index effective May 31, 2001. Investors cannot invest directly in an index.

(4) The Lipper Open-End High Yield Bond Index is composed of open-end mutual funds that invest primarily in high-yield debt securities. The index does not include sales charges, fees or expenses in its calculation. Investors cannot invest directly in an index.

CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2002 (Unaudited)

     PAR                                                      RATINGS(1)
     (000)                                                   (S&P/MOODY'S)     MATURITY        RATE%         VALUE
     ----                                                    -------------     --------        -----         -----
CORPORATE BONDS (93.4%)
AUTOMOBILE MANUFACTURING/VEHICLE PARTS (1.3%)
$       100   Collins & Aikman Products, Inc., Rule 144A,
                Private Placement, Senior Notes
                (Callable 12/31/06 @ $105.375)(2)               (B , B1)        12/31/11       10.750    $     105,000
        100   Stanadyne Automotive Corp., Series B
                Company Guaranteed
                (Callable 12/15/02 @ $105.12)                   (B , Caa)       12/15/07       10.250           80,500
                                                                                                         -------------
                                                                                                               185,500
                                                                                                         -------------
AUTOMOBILE PARTS & EQUIPMENT (2.5%)
        150   American Axle & Manufacturing, Inc., Company
                Guaranteed (Callable 3/01/04 @ $104.875)        (B+ , B1)       03/01/09        9.750          162,375
        100   CSK Auto, Inc.                                    (B , B2)        06/15/06       12.000          107,500
        150   Hayes Lemmerz International,
                Inc., Rule 144A(2),(3)                          (B- , Caa1)     06/15/06       11.875          102,000
                                                                                                         -------------
                                                                                                               371,875
                                                                                                         -------------
BEVERAGES (0.7%)
        100   National Wine & Spirits, Inc., Company
                Guaranteed (Callable 1/15/04 @ $105.06)         (B , B2)        01/15/09       10.125          104,125
                                                                                                         -------------
BROADCAST/OUTDOOR (2.3%)
        110   Ackerley Group, Inc., Series B, Senior
                Subordinated Notes
                (Callable 1/15/04 @ $104.50)                    (CCC+ , B3)     01/15/09        9.000          119,075
        150   Paxson Communications Corp., Rule 144A,
                Private Placement, Senior Discount Notes
                (Callable 1/15/06 @ $106.125)(2)                (B- , B3)       01/15/09       12.250          112,125
        100   Young Broadcasting, Inc., Rule 144A, Private
                Placement, Senior Notes
                (Callable 12/15/05 @ $104.25)(2)                (B , B2)        12/15/08        8.500          104,500
                                                                                                         -------------
                                                                                                               335,700
                                                                                                         -------------
BUILDING & BUILDING MATERIALS (0.2%)
         50   Encompass Services Corp.
                (Callable 5/1/04 @ $105.44)                     (B+ , B2)       05/01/09       10.500           34,000
                                                                                                         -------------
CHEMICALS (6.5%)
        200   Avecia Group PLC, Company Guaranteed
                (Callable 7/01/04 @ $105.50)                    (B , B2)        07/01/09       11.000          211,000
        100   Equistar Chemicals LP/Equistar Funding Corp.,
                Global Company Guaranteed                       (BBB- , Ba2)    09/01/08       10.125           99,000
        150   Ferro Corp., Senior Notes                         (BBB- , Baa3)   01/01/09        9.125          158,955
        150   Huntsman ICI Chemicals LLC, Company
                Guaranteed (Callable 7/01/04 @ $105.06)         (B , B2)        07/01/09       10.125          135,562
        100   Lyondell Chemical Co., Rule 144A, Private
                Placement, Secured
                (Callable 12/15/05 @ $104.75)(2)                (BB , Ba3)      12/15/08        9.500           98,500

                 See Accompanying Notes to Financial Statements.

     PAR                                                      RATINGS(1)
     (000)                                                   (S&P/MOODY'S)     MATURITY        RATE%         VALUE
     ----                                                    -------------     --------        -----         -----
CORPORATE BONDS (CONTINUED)
CHEMICALS (CONTINUED)

$       150   Scotts Co., Company Guaranteed
                (Callable 1/15/04 @ $104.31)                    (B+ , B2)       01/15/09        8.625    $     154,875
        100   United Industries Corp., Series B, Senior
                Subordinated Notes
                (Callable 4/01/04 @ $104.938)                   (CCC+ , B3)     04/01/09        9.875          102,000
                                                                                                         -------------
                                                                                                               959,892
                                                                                                         -------------
COMMERCIAL SERVICES (3.9%)
        250   Iron Mountain, Inc., Company Guaranteed
                (Callable 4/01/06 @ $104.313)                   (B , B2)        04/01/13        8.625          258,750
        100   La Petite Academy, Inc., Series B, Company
                Guaranteed (Callable 5/15/03 @ $105.00)         (CCC- , Caa3)   05/15/08       10.000           72,500
        180   Phoenix Color Corp., Company Guaranteed
                (Callable 2/01/04 @ $105.19)                    (B- , Caa2)     02/01/09       10.375          143,100
        100   Trico Marine Services, Inc., Series G, Company
                Guaranteed (Callable 8/01/02 @ $102.83)         (B , B1)        08/01/05        8.500          101,750
                                                                                                         -------------
                                                                                                               576,100
                                                                                                         -------------
COMMUNICATIONS & MEDIA (0.7%)
        100   Sinclair Broadcast Group, Inc., Rule 144A,
                Private Placement, Senior Subordinated
                Notes (Callable 12/15/06 @ $104.38)(2)          (B , B2)        12/15/11        8.750          105,500
                                                                                                         -------------
CONGLOMERATE/DIVERSIFIED MANUFACTURING (0.7%)
        100   Day International Group, Inc., Series B, Senior
                Notes (Callable 6/01/02 @ $102.47)              (B- , B2)       06/01/05       11.125          100,500
                                                                                                         -------------
CONSUMER PRODUCTS/TOBACCO (1.0%)
        150   Revlon Consumer Products, Rule 144A, Private
                Placement, Senior Notes(2)                      (B- , Caa1)     12/01/05       12.000          150,750
                                                                                                         -------------
CONTAINERS (0.7%)
        100   BPC Holding Corp., Series B, Senior Secured
                Notes (Callable 6/15/02 @ $105.33)              (B- , Caa2)     06/15/06       12.500          103,500
                                                                                                         -------------
DIVERSIFIED FINANCIALS (0.7%)
        100   Americredit Corp., Company Guaranteed
                (Callable 4/15/03 @ $104.938)                   (BB- , Ba1)     04/15/06        9.875          105,000
                                                                                                         -------------
ELECTRONICS (0.7%)
        100   Fairchild Semiconductor Corp., Company
                Guaranteed (Callable 4/01/03 @ $105.19)         (B , B2)        10/01/07       10.375          106,750
                                                                                                         -------------
ENTERTAINMENT (4.1%)
        150   AMC Entertainment, Inc., Senior Subordinated
                Notes (Callable 2/01/04 @ $104.75)              (CCC , Caa3)    02/01/11        9.500          151,500
        100   Argosy Gaming Co., Company Guaranteed
                (Callable 6/01/04 @ $105.38)                    (B+ , B2)       06/01/09       10.750          111,125
        100   Charter Communication Holdings                    (B+ , B2)       05/15/11       10.000           93,500
        100   Penn National Gaming, Inc.                        (B- , B3)       03/15/10        8.875          100,500
        150   Salem Communications Holding Corp.
                (Callable 7/01/06 @ 104.50)                     (B- , B3)       07/01/11        9.000          157,875
                                                                                                         -------------
                                                                                                               614,500
                                                                                                         -------------

                 See Accompanying Notes to Financial Statements.

     PAR                                                      RATINGS(1)
     (000)                                                   (S&P/MOODY'S)     MATURITY        RATE%         VALUE
     ----                                                    -------------     --------        -----         -----
CORPORATE BONDS (CONTINUED)
ENVIRONMENTAL CONTROL (1.7%)
$       250   Allied Waste North America, Series B, Company
                Guaranteed (Callable 8/01/04 @ $105.00)         (B+ , B2)       08/01/09       10.000    $     258,125
                                                                                                         -------------
FOOD (3.8%)
        100   Aurora Foods, Inc., Series B, Senior Subordinated
                Notes (Callable 7/01/03 @ $106.38)              (CCC+ , Caa1)   07/01/08        8.750           96,250
        100   B&G Foods, Inc., Company Guaranteed,
                (Callable 8/01/02 @ $104.81)                    (B- , B3)       08/01/07        9.625          103,500
        200   Fleming Companies, Inc., Series D Global Company
                Guaranteed (Callable 7/31/02 @ $105.31)         (NR , B2)       07/31/07       10.625          206,500
        150   Great Atlantic & Pacific Tea (Food LOC)           (BB , B2)       12/15/11        9.125          158,625
                                                                                                         -------------
                                                                                                               564,875
                                                                                                         -------------
FOREST PRODUCTS, PAPER (1.4%)
        100   Appleton Paper, Inc., Rule 144A, Private
                Placement, Senior Subordinated Notes
                (Callable 12/15/05 @ $106.25)(2)                (B+ , B3)       12/15/08       12.500          100,500
        100   Tembec Industries, Inc., Company Guaranteed       (BB+ , Ba1)     02/01/11        8.500          104,500
                                                                                                         -------------
                                                                                                               205,000
                                                                                                         -------------
GAMING (2.4%)
        100   Aztar Corp., Global Senior Subordinated Notes
                (Callable 8/15/06 @ $104.50)                    (B+ , Ba3)      08/15/11        9.000          105,500
        100   Majestic Investor Holdings, Rule 144A, Private
                Placement, Company Guaranteed
                (Callable 11/30/05 @ $105.83)(2)                (B , B2)        11/30/07       11.653           95,375
        100   Majestic Star Casino LLC, Series B, Company
                Guaranteed, Senior Secured Notes
                (Callable 7/01/03 @ $105.44)                    (B , B2)        07/01/06       10.875          101,375
         50   Sun International Hotels, Company Guaranteed,
                Yankee Senior Subordinated Notes
                (Callable 3/15/03 @ $103.00)                    (B+ , Ba2)      03/15/07        9.000           52,250
                                                                                                         -------------
                                                                                                               354,500
                                                                                                         -------------
HEALTHCARE FACILITIES/SUPPLIES (2.1%)
        100   Fisher Scientific International, Inc., Rule 144A,
                Private Placement, Senior Subordinated
                Notes (Callable 5/01/07 @ $104.063)(2)          (B , B3)        05/01/12        8.125          101,250
        100   Icon Health & Fitness, Rule 144A, Private
                Placement, Senior Subordinated Notes
                (Callable 4/01/07 @ $105.625)(2)                (B- , B3)       04/01/12       11.250           98,500
        100   Rotech Healthcare, Inc., Rule 144A, Private
                Placement, Senior Subordinated Notes
                (Callable 4/01/07 @ $104.75)(2)                 (B+ , B2)       04/01/12        9.500          105,000
                                                                                                         -------------
                                                                                                               304,750
                                                                                                         -------------

                 See Accompanying Notes to Financial Statements.

     PAR                                                      RATINGS(1)
     (000)                                                   (S&P/MOODY'S)     MATURITY        RATE%         VALUE
     ----                                                    -------------     --------        -----         -----
CORPORATE BONDS (CONTINUED)
HEALTHCARE SERVICES (3.2%)
$       100   Extendicare Health Services, Inc., Company
                Guaranteed, Senior Subordinated Notes
                (Callable 12/15/02 @ $104.68)                   (CCC+ , B3)     12/15/07        9.350    $      95,000
        200   Magellan Health Services, Inc., Senior
                Subordinated Notes
                (Callable 2/15/03 @ $104.50)                    (B- , B3)       02/15/08        9.000          171,000
        200   Triad Hospitals, Inc., Rule 144A
                (Callable 5/01/05 @ $104.375)(2)                (B- , B1)       05/01/09        8.750          214,500
                                                                                                         -------------
                                                                                                               480,500
                                                                                                         -------------
HOLDING COMPANIES (0.7%)
        100   Werner Holdings Co., Inc., Series A, Company
                Guaranteed (Callable 11/15/02 @ $105.00)        (B- , B2)       11/15/07       10.000          102,000
                                                                                                         -------------
HOME BUILDERS (3.4%)
        100   Beazer Homes USA, Inc., Rule 144A, Private
                Placement, Senior Notes
                (Callable 4/15/07 @ $104.19)(2)                 (BB , NR)       04/15/12        8.375          102,375
        100   D.R. Horton, Inc., Rule 144A, Private Placement,
                Senior Notes (Callable 4/15/07 @ $104.25)(2)    (BB , Ba1)      04/15/12        8.500          100,375
        150   KB Home, Senior Subordinated Notes                (BB- , Ba3)     12/15/08        8.625          154,125
        150   Toll Corp., Senior Subordinated Notes
                (Callable 12/01/06 @ $104.12)                   (BB+ , Ba2)     12/01/11        8.250          152,625
                                                                                                         -------------
                                                                                                               509,500
                                                                                                         -------------
INDUSTRIAL - OTHER (0.7%)
        150   International Utility Structures, Senior
                Subordinated Notes
                (Callable 2/01/03 @ $105.375)                   (B- , Ca)       02/01/08       10.750           96,000
                                                                                                         -------------
IRON & STEEL (0.3%)
        100   WCI Steel, Inc., Rule 144A, Series B, Senior
                Notes (Callable 12/01/01 @ $105.00)(2)          (B , B3)        12/01/04       10.000           47,500
                                                                                                         -------------
LEISURE (3.3%)
        150   Booth Creek Ski Holdings, Inc., Series B,
                Company Guaranteed
                (Callable 3/15/03 @ $104.167)                   (CCC+ , Caa1)   03/15/07       12.500          134,437
        250   Hard Rock Hotel, Inc., Series B, Senior
                Subordinated Notes
                (Callable 4/01/03 @ $102.313)                   (B- , Caa2)     04/01/05        9.250          249,375
        100   Mohegan Tribal Gaming, Senior Subordinated
                Notes (Callable 1/01/04 @ $104.38)              (BB- , Ba3)     01/01/09        8.750          104,500
                                                                                                         -------------
                                                                                                               488,312
                                                                                                         -------------

                See Accompanying Notes to Financial Statements.

     PAR                                                        RATINGS(1)
     (000)                                                     (S&P/MOODY'S)     MATURITY        RATE%         VALUE
     ----                                                      -------------     --------        -----         -----
CORPORATE BONDS (CONTINUED)
LODGING (4.8%)
$       250   Aztar Corp., Senior Subordinated Notes
                (Callable 5/15/03 @ $104.44)                      (B+ , Ba3)      05/15/07        8.875    $     261,875
        200   Coast Hotels & Casinos, Inc., Company
                Guaranteed, Senior Subordinated Notes
                (Callable 4/01/04 @ $104.75)                      (B , B2)        04/01/09        9.500          212,750
        150   HMH Properties, Inc., Series B, Company
                Guaranteed (Callable 8/01/03 @ $103.99)           (BB- , Ba3)     08/01/08        7.875          148,125
        100   Windsor Woodmont Black Hawk, Series B,
                First Mortgage (Callable 3/15/03 @ $108.666)      (CCC+ , NR)     03/15/05       13.000           90,375
                                                                                                           -------------
                                                                                                                 713,125
                                                                                                           -------------
MEDIA (7.8%)
        100   Adelphia Communications Corp., Senior Notes         (B+ , B2)       05/01/09        7.875           78,750
        250   Charter Communications Holdings LLC, Senior
                Notes (Callable 4/01/04 @ $104.31)                (B+ , B2)       04/01/09        8.625          224,375
        100   Coaxial Communications of Central Ohio, Inc.,
                Company Guaranteed, Senior Notes
                (Callable 8/15/02 @ $105.00)                      (B , B3)        08/15/06       10.000          102,000
        150   CSC Holdings, Inc., Series B, Senior Notes          (BB+ , Ba1)     04/01/11        7.625          140,733
        100   Gray Communication System, Inc., Rule 144A,
                Private Placement, Senior Subordinated Notes
                (Callable 12/15/06 @ $104.625)(2)                 (B- , B3)       12/15/11        9.250          105,000
        150   Lenfest Communications                              (BBB , Baa3)    02/15/08        8.250          156,562
        250   Liberty Group Operating, Inc., Company
                Guaranteed (Callable 2/01/03 @ $104.688)          (CCC+ , Caa1)   02/01/08        9.375          209,062
        250   Pegasus Communications Corp., Series B, Senior
                Notes (Callable 12/01/02 @ $104.88)               (CCC+ , B3)     12/01/06        9.750          148,750
                                                                                                           -------------
                                                                                                               1,165,232
                                                                                                           -------------
METAL FABRICATE/HARDWARE (0.7%)
        100   Alltrista Corp., Rule 144A, Private Placement,
                Senior Subordinated Notes
                (Callable 5/01/07 @ $104.87)(2)                   (B- , B3)       05/01/12        9.750           98,250
                                                                                                           -------------
MISCELLANEOUS MANUFACTURING (3.0%)
        100   BGF Industries, Inc., Series B, Senior Subordinated
                Notes (Callable 1/15/04 @ $105.25)                (CCC+ , B3)     01/15/09       10.250           78,500
        150   Building Materials Corp.                            (B+ , B2)       07/15/05        7.750          131,438
        250   Roller Bearing Co. of America, Series B,
                Company Guaranteed
                (Callable 6/15/02 @ $104.8125)                    (B- , B3)       06/15/07        9.625          231,563
                                                                                                           -------------
                                                                                                                 441,501
                                                                                                           -------------

                See Accompanying Notes to Financial Statements.

     PAR                                                      RATINGS(1)
     (000)                                                   (S&P/MOODY'S)     MATURITY        RATE%         VALUE
     ----                                                    -------------     --------        -----         -----
CORPORATE BONDS (CONTINUED)
OIL & GAS (2.7%)
$       100   Abraxas Petroleum Corp., Series B, Company
                Guaranteed (Callable 3/15/02 @ $103.167)        (NR , B3)       03/15/03       12.875    $     100,500
        100   Chesapeake Energy Corp., Global Company
                Guaranteed, Senior Notes
                (Callable 4/01/06 @ $104.06)                    (B+ , B2)       04/01/11        8.125          100,500
        100   Forest Oil Corp., Global Senior Notes             (BB , Ba3)      06/15/08        8.000          102,750
        100   Mission Resources Corp., Series C, Global
                Company Guaranteed
                (Callable 4/01/03 @ $103.625)                   (B- , B3)       04/01/07       10.875           94,000
                                                                                                         -------------
                                                                                                               397,750
                                                                                                         -------------
OIL & GAS SERVICES (0.8%)
        150   Southwest Royalties, Inc., Series B, Company
                Guaranteed (Callable 10/15/02 @ $102.63)        (CCC- , Caa2)   10/15/04       10.500          111,750
                                                                                                         -------------
OIL EQUIPMENT (2.0%)
        250   Transocean Sedco Forex, Inc., Global Bonds        (NR , Baa2)     12/15/08        9.500          292,869
                                                                                                         -------------
PACKAGING & CONTAINERS (5.5%)
        250   Consolidated Container Co., Company
                Guaranteed (Callable 7/15/04 @ $105.06)         (B , B2)        07/15/09       10.125          201,250
        150   Owens-Illinois, Inc., Senior Notes                (B+ , B3)       05/15/08        7.350          136,500
        250   Packaging Corp. of America, Company
                Guaranteed (Callable 4/01/04 @ $104.8125)       (BB- , Ba2)     04/01/09        9.625          273,750
        100   Riverwood International Corp., Company
                Guaranteed (Callable 4/01/03 @ $102.72)         (CCC+ , Caa1)   04/01/08       10.875          104,750
        100   Sealed Air Corp., Rule 144A, Company
                Guaranteed(2)                                   (BBB , Baa3)    07/01/08        8.750          105,635
                                                                                                         -------------
                                                                                                               821,885
                                                                                                         -------------
PHARMACEUTICALS (1.0%)
        150   aaiPharma, Inc., Rule 144A, Private Placement,
                Senior Subordinated Notes
                (Callable 4/01/06 @ $105.50)(2)                 (B- , Caa1)     04/01/10       11.000          155,250
                                                                                                         -------------
PUBLISHING (0.7%)
        100   Hollinger International Publishing, Inc.,
                Company Guaranteed, Senior Subordinated
                Notes (Callable 3/15/03 @ $103.08)              (B+ , Ba3)      03/15/07        9.250          103,250
                                                                                                         -------------
RETAIL (1.3%)
        250   Advantica Restaurant Group, Inc., Senior
                Notes (Callable 1/15/03 @ $105.63)              (C , B3)        01/15/08       11.250          194,375
                                                                                                         -------------
RETAIL STORES (0.7%)
        100   Michaels Stores, Inc., Senior Notes
                (Callable 7/01/05 @ $104.63)                    (BB , Ba2)      07/01/09        9.250          106,500
                                                                                                         -------------

                See Accompanying Notes to Financial Statements.

     PAR                                                      RATINGS(1)
     (000)                                                   (S&P/MOODY'S)     MATURITY        RATE%         VALUE
     ----                                                    -------------     --------        -----         -----
CORPORATE BONDS (CONTINUED)
SECONDARY OIL & GAS PRODUCERS (2.2%)
$       150   Swift Energy Co., Senior Subordinated Notes
                (Callable 5/01/07 @ $104.69)                    (B , NR)        05/01/12        9.375    $     153,750
        100   Vintage Petroleum, Inc., Global Senior
                Subordinated Notes
                (Callable 5/15/06 @ $103.94)                    (BB- , Ba3)     05/15/11        7.875           94,000
        100   Wiser Oil Co., Company Guaranteed, Senior
                Subordinated Notes
                (Callable 5/15/02 @ $104.75)                    (CCC+ , Caa3)   05/15/07        9.500           83,500
                                                                                                         -------------
                                                                                                               331,250
                                                                                                         -------------
SERVICES - OTHER (0.1%)
        100   Flag, Ltd. (Callable 1/08/03 @ $104.125)(3)       (BB- , Ba3)     01/30/08        8.250           17,500
                                                                                                         -------------
TELECOMMUNICATIONS (5.5%)
        100   Echostar DBS Corp., Senior Notes
                (Callable 2/01/04 @ $104.69)                    (B+ , B1)       02/01/09        9.375          104,750
        150   Lucent Technologies, Inc., Notes                  (B+ , B2)       07/15/06        7.250          123,000
        250   NTL Communications Corp., Series B, Senior
                Notes (Callable 10/01/03 @ $106.19)(3,4)        (B- , Ca)       10/01/08       12.375           81,250
        150   Primus Telecommunications Group, Senior
                Notes (Callable 9/17/01 @ $105.87)              (CCC , Caa2)    08/01/04       11.750           68,250
        163   TeleCorp PCS, Inc., Company Guaranteed, Senior
                Subordinated Notes
                (Callable 4/15/04 @ $105.81)(4)                 (NR , B3)       04/15/09       11.625          146,700
        150   Time Warner Telecom LLC, Senior Notes
                (Callable 7/15/03 @ $104.87)                    (B- , B3)       07/15/08        9.750           74,250
        250   Tritel PCS, Inc., Company Guaranteed
                (Callable 5/15/04 @ $106.37)(4)                 (NR , B3)       05/15/09       12.750          225,000
                                                                                                         -------------
                                                                                                               823,200
                                                                                                         -------------
TEXTILES (2.8%)
        150   Collins and Aikman Floorcave                      (B , B2)        02/15/10        9.750          157,875
        250   Simmons Co., Series B, Senior Subordinated
                Notes (Callable 3/15/04 @ $105.125)             (B- , B3)       03/15/09       10.250          263,438
                                                                                                         -------------
                                                                                                               421,313
                                                                                                         -------------
TRANSPORTATION (1.8%)
        150   Atlas Air Worldwide Holdings, Inc., Senior Notes
                (Callable 11/15/02 @ $104.69)                   (B , B1)        11/15/06        9.375          115,500
        150   Teekay Shipping Corp.                             (BB- , Ba2)     07/15/11        8.875          157,500
                                                                                                         -------------
                                                                                                               273,000
                                                                                                         -------------

                 See Accompanying Notes to Financial Statements.

     PAR                                                      RATINGS(1)
     (000)                                                   (S&P/MOODY'S)     MATURITY        RATE%         VALUE
     ----                                                    -------------     --------        -----         -----
CORPORATE BONDS (CONTINUED)
WIRELESS (1.0%)
$       150   Triton PCS, Inc., Global Company Guaranteed
                (Callable 11/15/06 @ $104.38)                   (B- , B2)       11/15/11        8.750    $     141,000
                                                                                                         -------------
TOTAL CORPORATE BONDS (Cost $14,237,378)                                                                    13,873,754
                                                                                                         -------------
FOREIGN BONDS (1.4%)
         50   Corus Entertainment, Inc., Rule 144A, Private
                Placement, Senior Subordinated Notes(2)         (B+ , B1)       03/01/12        8.750           52,125
        100   GT Group Telecom, Inc., Yankee Senior Discount
                Notes (Callable 2/01/05 @ $106.63)(4)           (B- , Ca)       02/01/10       11.625            4,500
        150   Hockey Co. & Sport Maska, Inc., Units, Private
                Placement (Callable 4/15/06 @ $105.63)          (B , B2)        04/15/09       11.250          153,750
                                                                                                         -------------
TOTAL FOREIGN BONDS (Cost $229,978)                                                                            210,375
                                                                                                         -------------

     NUMBER
       OF
     SHARES
     ------
WARRANT (0.0%)
TELECOMMUNICATIONS (0.0%)
        100   GT Group Telecom, Inc., Rule 144A,
                strike $0.00 expires February 2010
                (Cost $2,500)(2)                                                                                   150
                                                                                                         -------------
PREFERRED STOCK (2.0%)
TELECOMMUNICATIONS (2.0%)
    362,280   Dobson Communications Corp. (Cost $361,183)                                                      301,598
                                                                                                         -------------
TOTAL INVESTMENTS AT VALUE (96.8%) (Cost $14,831,039(5))                                                    14,385,877
OTHER ASSETS IN EXCESS OF LIABILITIES (3.2%)                                                                   476,946
                                                                                                         -------------
NET ASSETS (100.0%)                                                                                      $  14,862,823
                                                                                                         =============

----------
(1) Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2002, these securities amounted to a value of $2,260,010 or 15.2% of net assets.

(3)  Security in default.

(4) Step Bond - The interest as of April 30, 2002 is 0% and will reset to the interest rate shown at a future date.

(5)  Also cost for federal income tax purposes.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

ASSETS

    Investments at value (Cost $14,831,039)                               $   14,385,877
    Cash                                                                          59,455
    Interest receivable                                                          364,671
    Receivable for investments sold                                              100,744
    Receivable from investment adviser                                            14,156
    Prepaid expenses and other assets                                             53,162
                                                                          --------------
      Total Assets                                                            14,978,067
                                                                          --------------
LIABILITIES

    Administrative services fee payable                                              357
    Dividend payable                                                             109,031
    Distribution fee payable                                                       5,854
                                                                          --------------
      Total Liabilities                                                          115,242
                                                                          --------------
NET ASSETS

    Capital stock, $0.001 par value                                                1,830
    Paid-in capital                                                           17,817,725
    Accumulated net investment loss                                              (58,290)
    Accumulated net realized loss on investments                              (2,453,280)
    Net unrealized depreciation from investments                                (445,162)
                                                                          --------------
      Net Assets                                                          $   14,862,823
                                                                          ==============
COMMON SHARES

    Net assets                                                            $    1,819,827
    Shares outstanding                                                           224,339
                                                                          --------------
    Net asset value, offering price and redemption price per share        $         8.11
                                                                          ==============
A SHARES

    Net assets                                                            $    8,495,565
    Shares outstanding                                                         1,045,000
                                                                          --------------
    Net asset value and redemption price per share                        $         8.13
                                                                          ==============
    Maximum offering price per share (net asset value/(1-4.75%))          $         8.54
                                                                          ==============
B SHARES

    Net assets                                                            $    3,435,329
    Shares outstanding                                                           423,589
                                                                          --------------
    Net asset value and offering price per share                          $         8.11
                                                                          ==============
C SHARES

    Net assets                                                            $    1,112,102
    Shares outstanding                                                           136,984
                                                                          --------------
    Net asset value and offering price per share                          $         8.12
                                                                          ==============

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

INTEREST INCOME                                                                  $    744,640
                                                                                 ------------
EXPENSES

    Investment advisory fees                                                           51,838
    Administrative services fees                                                       16,517
    Shareholder servicing/Distribution fees                                            31,555
    Registration fees                                                                  41,903
    Legal fees                                                                         16,784
    Audit fees                                                                          7,337
    Transfer agent fees                                                                 7,306
    Printing fees                                                                       5,436
    Trustees fees                                                                       4,831
    Insurance expense                                                                   3,102
    Custodian fees                                                                        994
    Interest expense                                                                       27
    Miscellaneous expense                                                               2,130
                                                                                 ------------
      Total expenses                                                                  189,760
    Less: fees waived and expenses reimbursed                                         (95,258)
                                                                                 ------------
      Net expenses                                                                     94,502
                                                                                 ------------
        Net investment income                                                         650,138
                                                                                 ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS

    Net realized loss from investments                                               (684,913)
    Net change in unrealized appreciation (depreciation) from investments             986,414
                                                                                 ------------
    Net realized and unrealized gain from investments                                 301,501
                                                                                 ------------
    Net increase in net assets resulting from operations                         $    951,639
                                                                                 ============

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          FOR THE SIX MONTHS
                                                                                ENDED            FOR THE YEAR
                                                                            APRIL 30, 2002           ENDED
                                                                             (UNAUDITED)       OCTOBER 31, 2001
                                                                            --------------      --------------
FROM OPERATIONS

  Net investment income                                                     $      650,138      $    1,323,573
  Net loss on investments                                                         (684,913)         (1,364,120)
  Net change in unrealized appreciation (depreciation) from investments            986,414              87,128
                                                                            --------------      --------------
    Net increase in net assets resulting from operations                           951,639              46,581
                                                                            --------------      --------------
FROM DIVIDENDS

  Dividends from net investment income
    Common Class shares                                                            (53,714)            (40,270)
    Class A shares                                                                (413,667)           (970,130)
    Class B shares                                                                (131,585)           (130,276)
    Class C shares                                                                 (39,290)            (22,894)
    Class D shares                                                                 (59,879)           (170,296)
                                                                            --------------      --------------
    Net decrease in net assets from dividends                                     (698,135)         (1,333,866)
                                                                            --------------      --------------
FROM CAPITAL SHARE TRANSACTIONS

  Proceeds from sale of shares                                                   5,196,209           4,507,390
  Reinvestment of dividends                                                        322,662             764,472
  Net asset value of shares redeemed                                            (4,231,569)         (4,407,149)
                                                                            --------------      --------------
    Net increase in net assets from capital share transactions                   1,287,302             864,713
                                                                            --------------      --------------
  Net increase (decrease) in net assets                                          1,540,806            (422,572)
NET ASSETS
                                                                            --------------      --------------
  Beginning of period                                                           13,322,017          13,744,589
                                                                            --------------      --------------
  End of period                                                             $   14,802,823      $   13,322,017
                                                                            ==============      ==============
ACCUMULATED NET INVESTMENT LOSS                                             $      (58,290)     $      (10,293)
                                                                            ==============      ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                           FOR THE SIX
                                                           MONTHS ENDED                  FOR THE YEAR ENDED OCTOBER 31,
                                                          APRIL 30, 2002      -------------------------------------------------
                                                            (UNAUDITED)           2001               2000              1999(1)
                                                           ------------       ------------       ------------       -----------
PER SHARE DATA

  Net asset value, beginning of period                     $       7.98       $       8.73       $       9.66       $     10.00
                                                           ------------       ------------       ------------       -----------
INVESTMENT OPERATIONS

  Net investment income                                            0.39               0.86               0.88              0.56
  Net loss on investments and foreign currency
    related items (both realized and unrealized)                   0.15              (0.75)             (0.86)            (0.34)
                                                           ------------       ------------       ------------       -----------
      Total from investment operations                             0.54               0.11               0.02              0.22
                                                           ------------       ------------       ------------       -----------
LESS DIVIDENDS AND DISTRIBUTIONS

  Dividends from net investment income                            (0.39)             (0.86)             (0.88)            (0.56)
  Distributions from net realized gains                              --                 --              (0.07)               --
                                                           ------------       ------------       ------------       -----------
      Total dividends and distributions                           (0.39)             (0.86)             (0.95)            (0.56)
                                                           ============       ============       ============       ===========
NET ASSET VALUE, END OF PERIOD                             $       8.13       $       7.98       $       8.73       $      9.66

      Total return(2)                                              6.84%(3)           1.13%             (0.06)%            2.19%(3)
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                 $      8,496       $      8,952       $     10,709       $    10,488
    Ratio of expenses to average net assets(4)                     1.10%(5)           1.10%              1.10%             1.10%(5)
    Ratio of net investment income to
      average net assets                                           8.97%(5)          10.01%              9.35%             8.61%(5)
    Decrease reflected in above operating
      expense ratios due to waivers/reimbursements                 1.29%(5)           1.30%              1.58%             1.43%(5)
Portfolio turnover rate                                              28%                41%                44%              188%

----------
(1)  For the period March 8, 1999 (inception date) through October 31, 1999.

(2)  Total return does not consider the effects of sales charges.

(3)  Non-annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements would not have significantly effected the Class A shares' expense ratio for the six months ended April 30, 2002.

(5)  Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                              FOR THE SIX
                                                              MONTHS ENDED                  FOR THE YEAR ENDED OCTOBER 31,
                                                             APRIL 30, 2002      -----------------------------------------------
                                                               (UNAUDITED)           2001               2000           1999(1)
                                                              ------------       ------------       ------------     -----------
PER SHARE DATA

  Net asset value, beginning of period                        $      7.96        $      8.73        $      9.66      $     10.00
                                                              -----------       ------------       ------------      -----------
INVESTMENT OPERATIONS

  Net investment income                                              0.36               0.80               0.81             0.50
  Net loss on investments and foreign currency
    related items (both realized and unrealized)                     0.15              (0.77)             (0.86)           (0.34)
                                                              -----------       ------------       ------------      -----------
      Total from investment operations                               0.51               0.03              (0.05)            0.16
                                                              -----------       ------------       ------------      -----------
LESS DIVIDENDS AND DISTRIBUTIONS

  Dividends from net investment income                              (0.36)             (0.80)             (0.81)           (0.50)
  Distributions from net realized gains                                --                 --              (0.07)              --
                                                              -----------       ------------       ------------      -----------
      Total dividends and distributions                             (0.36)             (0.80)             (0.88)           (0.50)
                                                              -----------       ------------       ------------      -----------
NET ASSET VALUE, END OF PERIOD                                $      8.11        $      7.96        $      8.73      $      9.66
                                                              ===========        ===========       ============      ===========
      Total return(2)                                                6.45%(3)           0.14%             (0.81)%           1.60%(3)
RATIOS AND SUPPLEMENTAL DATA

  Net assets, end of period (000s omitted)                    $     3,435        $     1,667        $     1,313      $     1,447
    Ratio of expenses to average net assets(4)                       1.85%(5)           1.85%              1.85%            1.85%(5)
    Ratio of net investment income
      to average net assets                                          8.11%(5)           9.22%              8.60%            7.83%(5)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                           1.29%(5)           1.35%              1.58%            1.43%(5)
Portfolio turnover rate                                                28%                41%                44%             188%

----------
(1)  For the period March 8, 1999 (inception date) through October 31, 1999.

(2) Total return does not consider the effects of contingent deferred sales charges.

(3)  Non-annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements would not have significantly effected the Class B shares' expense ratio for the six months ended April 30, 2002.

(5)  Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                                FOR THE SIX
                                                                MONTHS ENDED      FOR THE YEAR ENDED OCTOBER 31,
                                                               APRIL 30, 2002     ------------------------------
                                                                 (UNAUDITED)           2001            2000(1)
                                                                 ----------       -------------       ----------
PER SHARE DATA

  Net asset value, beginning of period                           $     7.96       $        8.73       $     9.57
                                                                 ----------       -------------       ----------
INVESTMENT OPERATIONS

  Net investment income                                                0.36                0.80             0.53
  Net loss on investments and foreign currency related items
    (both realized and unrealized)                                     0.16               (0.77)           (0.84)
                                                                 ----------       -------------       ----------
      Total from investment operations                                 0.52                0.03            (0.31)
                                                                 ----------       -------------       ----------
LESS DIVIDENDS

  Dividends from net investment income                                (0.36)              (0.80)           (0.53)
                                                                 ----------       -------------       ----------
NET ASSET VALUE, END OF PERIOD                                   $     8.12       $        7.96       $     8.73
                                                                 ==========       =============       ==========
      Total return(2)                                                  6.58%(3)            0.14%           (3.31)%(3)
RATIOS AND SUPPLEMENTAL DATA

  Net assets, end of period (000s omitted)                       $    1,112       $         623       $       78
    Ratio of expenses to average net assets(4)                         1.85%(5)            1.85%            1.85%(5)
    Ratio of net investment income to average net assets               8.08%(5)            9.18%            7.57%(5)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                             1.29%(5)            1.75%            1.58%(5)
  Portfolio turnover rate                                                28%                 41%              44%

----------
(1)  For the period February 28, 2000 (inception date) through October 31, 2000.

(2) Total return does not consider the effects of contingent deferred sales charges.

(3)  Non-annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements would not have significantly effected the Class C shares' expense ratio for the six months ended April 30, 2002.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Credit Suisse High Income Fund, formerly Credit Suisse Warburg Pincus High Income Fund (the "Fund"), a portfolio of the Credit Suisse Opportunity Funds, a Delaware Business Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation.

     The Fund is authorized to offer four classes of shares: Common, Class A, Class B, and Class C shares. Each class of shares represents an equal pro rata interest, except that they bear different expenses which reflect the difference in the range of services provided to them. Effective December 12, 2001, the Common Class closed to new investments and Class D closed to new investors. Common Class shares are available for purchase at net asset value by eligible institutions on behalf of their clients and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of .25% of the average daily net asset value of the Fund's Common Class shares. Class A shares are sold subject to a front-end sales charge of 4.75% and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of ..25% of the average daily net asset value of the Fund's Class A shares. Class B shares are sold subject to a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class B shares. Class C shares are sold subject to a contingent deferred sales charge of 1% if redeemed within the first year of purchase and bear expense paid pursuant to a shareholder servicing and distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class C shares. Results for the Common Class shares are contained in a separate book.

     A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. The Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price and if there is no bid price available, the most recent ask price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Fund's Board of Trustees believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board determines that using this method would not reflect an investment's value.

     B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

     C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premium and accretes discount using the effective interest method. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principal distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

     E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"), and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

     H) TBA Purchase Commitments -- The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

     I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan during the six months ended April 30, 2002.

     Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. Pending receipt of an exemption from the Securities and Exchange Commission ("SEC"), CSFB has agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

     J) OTHER -- Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely effect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

     In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent a Fund invests in junk bonds) the Fund's net asset value.

     The Fund may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly-traded securities, and they may be difficult or impossible to sell at the time and at the price the Fund would like. In addition, the lack of an active market may make it difficult to obtain an accurate price for a Fund's security.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate as follows: .70% of average daily net assets less than or equal to $100 million; ..50% of average daily net assets greater than $100 million.

     For the six months ended April 30, 2002, investment advisory fees earned and voluntarily waived, and expenses reimbursed were as follows:

           GROSS                NET              EXPENSE
        ADVISORY FEE           WAIVER          ADVISORY FEE        REIMBURSEMENTS
        -------------     --------------       ------------        ---------------
        $      51,838     $      (51,838)      $         --        $      (38,236)

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC, Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as the Fund's co-administrators. For its administrative services, CSAMSI, currently receives a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the six months ended April 30, 2002, administrative services fees earned by CSAMSI were $7,405.

     For its administrative services through April 30, 2002, PFPC received a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

        AVERAGE DAILY NET ASSETS              ANNUAL RATE
        ------------------------              -----------
        First $150 million                    .07% of average daily net assets
        Second $150 million                   .06% of average daily net assets
        Over $300 million                     .05% of average daily net assets

     For the six months ended April 30, 2002, administrative services fees earned and voluntarily waived by PFPC (including out-of-pocket expenses) were $9,112 and $5,184, respectively.

     At its meeting held on February 12, 2002, the Board of Trustees adopted a resolution to approve a Co-Administrator Agreement between the Fund and State Street Bank and Trust Company ("SSB") to replace PFPC effective mid 2002.

     In addition to serving as the Fund's co-administrator, CSAMSI serves as distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of up to 1.00% of the average daily net assets of the Class B and Class C shares. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services. For the six months ended April 30, 2002, shareholder servicing and distribution fees earned by CSAMSI were as follows:

                                                    SHAREHOLDER SERVICING/
        FUND                                        DISTRIBUTION FEE
        ---------------------------------------     ------------------
        Common Class                                $            1,402
        Class A                                                  4,453
        Class B                                                 14,932
        Class C                                                 10,768
                                                    ------------------
                                                    $           31,555
                                                    ==================

     Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2002, the Fund reimbursed CSAM $303, which is included in the Fund's transfer agent expense.

     For the six months ended April 30, 2002, CSAMSI and its affiliates advised the Fund that it retained $20,125 from commissions earned on the sale of the Fund's shares.

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2002, Merrill was paid $1,474, for its services to the Fund.

NOTE 3. LINE OF CREDIT

     Through June 18, 2002, the Fund, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of ..10% per annum on the average unused amount of the Prior Credit Facility, which is allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%. For the six months ended April 30, 2002, the Fund had borrowings under the Prior Credit Facility as follows:

             AVERAGE DAILY            WEIGHTED AVERAGE                 MAXIMUM DAILY
             LOAN BALANCE              INTEREST RATE %               LOAN OUTSTANDING
             ------------              ---------------               ----------------
              $   1,858                     1.476%                     $    254,000

     Effective June 19, 2002, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit

Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest paid is unchanged.

NOTE 4. PURCHASES AND SALES OF SECURITIES

     For the six months ended April 30, 2002, purchases and sales of investment securities (excluding short-term investments) were $5,379,087 and $4,004,813, respectively.

     At April 30, 2002, the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and net depreciation from investments (based on cost for federal income tax purposes) were $592,363 and $1,037,525 and $445,162, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

     The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as the Common Class and an unlimited number of shares are classified as the Class A, Class B, Class C, and Class D. Transactions in capital shares for each class were as follows:

                                                           COMMON CLASS
                                 ---------------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED             FOR THE YEAR ENDED
                                   APRIL 30, 2002 (UNAUDITED)             OCTOBER 31, 2001
                                 -----------------------------     -----------------------------
                                    SHARES           VALUE            SHARES            VALUE
                                 ------------     ------------     ------------     ------------
Shares sold                           180,074     $  1,446,483           75,649     $    642,486
Shares issued in reinvestment
  of dividends                          4,508           36,367            3,579           29,839
Shares redeemed                       (35,519)        (285,857)         (20,068)        (172,116)
                                 ------------     ------------     ------------     ------------
Net increase                          149,063     $  1,196,993           59,160     $    500,209
                                 ============     ============     ============     ============

                                                                CLASS A
                                 ---------------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED             FOR THE YEAR ENDED
                                     APRIL 30, 2002 (UNAUDITED)             OCTOBER 31, 2001
                                 -----------------------------     -----------------------------
                                    SHARES           VALUE            SHARES            VALUE
                                 ------------     ------------     ------------     ------------
Shares sold                           133,206     $  1,078,722          197,530     $  1,733,956
Shares issued in reinvestment
  of dividends                         22,324          180,819           57,078          483,487
Shares redeemed                      (232,857)      (1,882,613)        (358,494)      (3,056,989)
                                 ------------     ------------     ------------     ------------
Net decrease                          (77,327)    $   (623,072)        (103,886)    $   (839,546)
                                 ============     ============     ============     ============

                                                                CLASS B
                                 ---------------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED             FOR THE YEAR ENDED
                                     APRIL 30, 2002 (UNAUDITED)             OCTOBER 31, 2001
                                 -----------------------------     -----------------------------
                                    SHARES           VALUE            SHARES            VALUE
                                 ------------     ------------     ------------     ------------
Shares sold                           233,599     $  1,895,693           69,009     $    580,160
Shares issued in reinvestment
  of dividends                          4,247           34,316            7,780           65,742
Shares redeemed                       (23,765)        (191,905)         (17,677)        (147,359)
                                 ------------     ------------     ------------     ------------
Net increase                          214,081     $  1,738,104           59,112     $    498,543
                                 ============     ============     ============     ============

                                                                CLASS C
                                 ---------------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED             FOR THE YEAR ENDED
                                     APRIL 30, 2002 (UNAUDITED)             OCTOBER 31, 2001
                                 -----------------------------     -----------------------------
                                    SHARES           VALUE            SHARES            VALUE
                                 ------------     ------------     ------------     ------------
Shares sold                            56,803     $    460,931           78,836     $    670,108
Shares issued in reinvestment
  of dividends                          2,325           18,776            1,822           15,106
Shares redeemed                          (329)          (2,682)         (11,455)         (96,373)
                                 ------------     ------------     ------------     ------------
Net increase                           58,799     $    477,025           69,203     $    588,841
                                 ============     ============     ============     ============

                                                             CLASS D
                                 ---------------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED             FOR THE YEAR ENDED
                                     APRIL 30, 2002 (UNAUDITED)             OCTOBER 31, 2001
                                 -----------------------------     -----------------------------
                                    SHARES           VALUE            SHARES            VALUE
                                 ------------     ------------     ------------     ------------
Shares sold                            39,302     $    314,380          101,702     $    880,680
Shares issued in reinvestment
  of dividends                          6,488           52,384           20,010          170,298
Shares redeemed                      (231,851)      (1,868,512)        (107,858)        (934,312)
                                 ------------     ------------     ------------     ------------
Net increase (decrease)              (186,061)    $ (1,501,748)          13,854     $    116,666
                                 ============     ============     ============     ============

NOTE 6. FUTURES CONTRACTS

     The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to a deposit of cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At April 30, 2002, the Fund had no open futures contracts.

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